Average Annual Total Returns{- Transportation Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Transportation Portfolio	Transportation Portfolio-Default Return Before Taxes Past 1 year	Transportation Portfolio-Default Return Before Taxes Past 5 years	Transportation Portfolio-Default Return Before Taxes Past 10 years	Transportation Portfolio-Default After Taxes on Distributions Past 1 year	Transportation Portfolio-Default After Taxes on Distributions Past 5 years	Transportation Portfolio-Default After Taxes on Distributions Past 10 years	Transportation Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Transportation Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Transportation Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1527 Past 1 year	F1527 Past 5 years	F1527 Past 10 years
Total	27.73%	13.08%	15.40%	24.17%	10.85%	13.71%	18.58%	9.92%	12.52%	28.71%	18.47%	16.55%	26.98%	14.65%	16.39%